Note Payable, Net - Schedule of Note Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Note Payable [Abstract]
Principal amount	$ 5,800,000	$ 5,800,000
Less: unamortized debt issuance costs	(84,553)	(203,781)
Note payable, net	5,715,447	5,596,219
Current portion	5,715,447
Noncurrent portion		$ 5,596,219